Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
January 31, 2022
ISC-NPRT1-0422
1.813082.117
Common Stocks - 96.3%
	Shares	Value ($)
Australia - 3.3%
GUD Holdings Ltd.	3,061,204	26,780,763
Imdex Ltd.	6,534,507	13,670,504
Inghams Group Ltd.	12,149,847	28,285,731
Nanosonics Ltd. (a)	1,887,880	6,862,073
National Storage REIT unit	10,282,389	18,025,698
Servcorp Ltd. (b)	7,066,585	17,291,991
SomnoMed Ltd. (a)(b)	4,189,521	6,276,607
TOTAL AUSTRALIA		117,193,367
Austria - 1.4%
Mayr-Melnhof Karton AG	125,700	24,455,320
Wienerberger AG	732,300	26,514,419
TOTAL AUSTRIA		50,969,739
Belgium - 1.2%
Econocom Group SA	5,213,695	20,849,883
Fagron NV	1,373,400	23,608,569
TOTAL BELGIUM		44,458,452
Bermuda - 0.9%
Hiscox Ltd.	2,465,848	32,412,036
Brazil - 1.4%
Hypermarcas SA	4,546,800	26,638,095
YDUQS Participacoes SA	5,269,200	21,939,702
TOTAL BRAZIL		48,577,797
Canada - 4.6%
CCL Industries, Inc. Class B	329,900	17,248,282
Computer Modelling Group Ltd.	2,172,763	8,170,403
ECN Capital Corp.	2,153,600	9,047,102
Genesis Land Development Corp. (b)	4,033,799	7,266,963
Lassonde Industries, Inc. Class A (sub. vtg.)	162,199	19,522,831
McCoy Global, Inc. (a)(c)	1,328,570	773,427
North West Co., Inc.	649,700	17,914,475
Open Text Corp.	725,996	34,747,745
Richelieu Hardware Ltd.	289,400	11,378,840
Total Energy Services, Inc. (a)	595,800	3,196,598
VerticalScope Holdings, Inc.	677,619	13,326,889
Western Forest Products, Inc.	13,309,175	21,149,773
TOTAL CANADA		163,743,328
Cayman Islands - 2.3%
ASM Pacific Technology Ltd.	2,282,600	22,837,323
Best Pacific International Holdings Ltd.	22,196,000	6,628,525
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Impro Precision Industries Ltd. (e)	17,756,300	4,394,023
Medlive Technology Co. Ltd. (e)	105,000	170,480
Pico Far East Holdings Ltd.	61,300,071	10,174,210
Precision Tsugami China Corp. Ltd.	8,354,453	10,748,516
Value Partners Group Ltd.	22,441,000	11,067,525
Xingda International Holdings Ltd.	75,499,631	16,583,614
TOTAL CAYMAN ISLANDS		82,604,217
China - 2.6%
Qingdao Port International Co. Ltd. (H Shares) (e)	33,596,000	18,231,434
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,935,779	25,486,668
Sinopharm Group Co. Ltd. (H Shares)	6,719,200	15,029,476
TravelSky Technology Ltd. (H Shares)	10,681,000	20,016,654
Weifu High-Technology Group Co. Ltd. (B Shares)	7,043,386	14,077,673
TOTAL CHINA		92,841,905
Denmark - 0.7%
Spar Nord Bank A/S	1,840,375	26,465,380
Finland - 1.7%
Huhtamaki Oyj	478,900	18,880,015
Kamux Corp. (c)	1,473,700	18,864,226
Nanoform Finland PLC (a)	797,822	5,014,466
Rovio Entertainment OYJ (e)	2,372,300	18,711,063
TOTAL FINLAND		61,469,770
France - 3.4%
Altarea SCA (c)	99,557	17,744,054
Antin Infrastructure Partners SA	295,992	9,010,785
Elior SA (a)(e)	2,383,400	14,376,962
Lectra	420,654	18,060,143
Maisons du Monde SA (e)	966,407	22,065,415
Thermador Groupe SA	193,366	21,219,496
Vicat SA	466,192	19,319,122
TOTAL FRANCE		121,795,977
Germany - 4.9%
DIC Asset AG	1,374,700	23,647,755
DWS Group GmbH & Co. KGaA (e)	217,600	8,759,253
JOST Werke AG (e)	404,320	20,306,855
NORMA Group AG	605,785	22,000,603
Rheinmetall AG	340,325	35,580,912
Takkt AG	1,410,212	23,874,815
Talanx AG	870,167	41,647,253
TOTAL GERMANY		175,817,446
Greece - 0.7%
Mytilineos SA	1,472,216	25,184,592
Hong Kong - 1.5%
Chervon Holdings Ltd. (a)	2,411,400	17,426,544
Far East Horizon Ltd.	20,923,000	18,041,806
Magnificent Hotel Investment Ltd. (a)	316,412,000	5,117,516
Sino Land Ltd.	11,172,907	14,476,675
TOTAL HONG KONG		55,062,541
India - 2.9%
Barbeque Nation Hospitality Ltd. (a)	741,837	13,830,928
Cyient Ltd.	1,192,866	15,095,072
Embassy Office Parks (REIT)	4,940,200	24,465,922
IndusInd Bank Ltd.	2,109,700	24,920,493
L&T Technology Services Ltd. (e)	102,890	6,526,131
MedPlus Health Services Ltd.	143,105	2,102,024
Shriram Transport Finance Co. Ltd.	1,020,052	16,948,204
TOTAL INDIA		103,888,774
Indonesia - 0.9%
PT ACE Hardware Indonesia Tbk	98,215,000	8,457,710
PT Avia Avian (a)	200,607,200	12,244,404
PT Selamat Sempurna Tbk	143,601,100	13,199,914
TOTAL INDONESIA		33,902,028
Ireland - 2.3%
Adient PLC (a)	582,400	24,443,328
Dalata Hotel Group PLC (a)	3,149,638	15,023,594
Irish Residential Properties REIT PLC	13,287,900	25,020,662
Mincon Group PLC (b)	12,329,844	18,206,084
TOTAL IRELAND		82,693,668
Italy - 2.0%
Banca Generali SpA	413,800	16,666,026
BFF Bank SpA (e)	2,448,400	18,720,331
MARR SpA	960,627	20,463,896
MARR SpA	25,200	536,620
Recordati SpA	289,711	16,229,749
TOTAL ITALY		72,616,622
Japan - 19.3%
Aeon Delight Co. Ltd.	540,500	14,628,773
Amano Corp.	936,450	18,784,637
Arata Corp.	678,500	23,701,441
Arcland Sakamoto Co. Ltd.	1,748,534	23,881,178
ASKUL Corp.	240,300	2,932,789
Capcom Co. Ltd.	800,000	19,312,605
Central Automotive Products Ltd.	374,100	8,165,628
Daiichikosho Co. Ltd.	436,000	12,354,547
DaikyoNishikawa Corp.	2,516,700	13,009,315
Dexerials Corp.	763,200	20,986,237
Dip Corp.	512,900	16,238,129
GMO Internet, Inc.	1,079,600	23,098,703
Inaba Denki Sangyo Co. Ltd.	698,800	16,194,111
Isuzu Motors Ltd.	2,253,100	27,600,481
LIXIL Group Corp.	899,400	20,587,405
Maruwa Ceramic Co. Ltd.	210,700	27,722,172
Meitec Corp.	298,900	17,510,952
Minebea Mitsumi, Inc.	854,500	20,910,121
Mitani Shoji Co. Ltd.	870,800	14,710,986
Nihon Parkerizing Co. Ltd.	2,105,400	19,084,970
Nishimoto Co. Ltd.	560,400	14,120,732
NSD Co. Ltd.	1,301,300	22,226,038
PALTAC Corp.	620,500	23,782,029
Park24 Co. Ltd. (a)	1,152,600	17,435,637
Persol Holdings Co. Ltd.	898,500	23,195,511
Renesas Electronics Corp. (a)	3,367,500	38,648,167
Roland Corp.	527,800	20,133,309
S Foods, Inc.	1,104,523	33,927,999
San-Ai Oil Co. Ltd.	2,065,100	16,830,081
Ship Healthcare Holdings, Inc.	765,200	17,174,804
Sugi Holdings Co. Ltd.	365,100	21,418,484
Sumco Corp.	1,117,000	20,593,116
TIS, Inc.	978,400	25,732,568
TKC Corp.	286,800	7,536,543
Tsuruha Holdings, Inc.	177,200	14,272,465
Yamato Holdings Co. Ltd.	750,000	15,970,687
TOTAL JAPAN		694,413,350
Korea (South) - 1.7%
Hyundai Fire & Marine Insurance Co. Ltd.	755,976	16,082,012
Soulbrain Co. Ltd.	130,241	26,978,411
Vitzrocell Co. Ltd. (b)	1,472,541	17,479,509
TOTAL KOREA (SOUTH)		60,539,932
Luxembourg - 0.9%
B&M European Value Retail SA	1,920,800	14,708,762
Stabilus SA	282,400	19,017,241
TOTAL LUXEMBOURG		33,726,003
Mexico - 2.7%
Bolsa Mexicana de Valores S.A.B. de CV	9,976,900	17,015,093
GCC S.A.B. de CV	2,744,600	19,351,106
Genomma Lab Internacional SA de CV	16,798,161	16,685,782
Gruma S.A.B. de CV Series B	1,988,600	26,009,515
Qualitas Controladora S.A.B. de CV	3,595,835	19,424,273
TOTAL MEXICO		98,485,769
Netherlands - 3.5%
AerCap Holdings NV (a)	439,972	27,718,236
Amsterdam Commodities NV (a)	851,899	24,424,395
Arcadis NV	396,350	17,350,259
RHI Magnesita NV	1,065,691	49,154,619
Van Lanschot NV (Bearer)	283,041	7,130,120
TOTAL NETHERLANDS		125,777,629
New Zealand - 0.5%
EBOS Group Ltd.	729,310	18,748,879
Norway - 1.1%
Europris ASA (e)	2,139,800	15,982,478
Fjordkraft Holding ASA (e)	2,219,100	9,462,011
Selvaag Bolig ASA	2,158,000	12,701,164
TOTAL NORWAY		38,145,653
Panama - 0.6%
Intercorp Financial Services, Inc.	738,000	23,269,140
Philippines - 1.4%
Century Pacific Food, Inc.	44,034,700	24,484,963
Robinsons Land Corp.	73,007,700	26,231,781
TOTAL PHILIPPINES		50,716,744
Romania - 0.5%
Banca Transilvania SA	32,399,645	19,322,307
Singapore - 2.2%
Boustead Singapore Ltd.	13,025,912	9,436,952
Hour Glass Ltd.	13,304,580	18,688,381
HRnetgroup Ltd.	29,852,200	16,805,117
Mapletree Industrial (REIT)	11,981,256	22,318,797
Wing Tai Holdings Ltd.	9,410,300	12,305,440
TOTAL SINGAPORE		79,554,687
Spain - 2.9%
Cie Automotive SA	700,300	20,341,687
Compania de Distribucion Integral Logista Holdings SA	1,296,400	26,228,782
Grupo Catalana Occidente SA	635,294	21,425,871
Indra Sistemas SA (a)	1,844,505	18,794,052
Prosegur Compania de Seguridad SA (Reg.)	6,671,881	16,621,317
TOTAL SPAIN		103,411,709
Sweden - 2.7%
Dustin Group AB (e)	2,741,525	28,151,824
Granges AB	1,694,485	21,015,302
Haypp Group (a)	1,154,900	5,317,766
HEXPOL AB (B Shares)	1,867,700	22,284,889
John Mattson Fastighetsforetag (a)	763,000	14,035,182
Nordnet AB	376,000	5,859,984
TOTAL SWEDEN		96,664,947
Taiwan - 3.3%
International Games Systems Co. Ltd.	1,168,000	30,204,208
Lumax International Corp. Ltd.	5,041,436	13,383,304
Sporton International, Inc.	1,642,312	12,462,233
Test Research, Inc.	7,690,000	16,322,885
Tripod Technology Corp.	4,420,000	20,651,207
Yageo Corp.	1,036,000	17,670,282
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,703,071
TOTAL TAIWAN		117,397,190
Thailand - 0.6%
Star Petroleum Refining PCL (For. Reg.) (a)	68,317,400	19,858,924
United Kingdom - 13.1%
Alliance Pharma PLC	17,811,827	26,072,989
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(e)	10,703,956	18,994,441
Ashtead Technology Holdings PLC (a)(b)	5,971,000	17,628,811
Biffa PLC (e)	5,309,201	24,380,027
Bodycote PLC	1,678,573	18,051,822
Bytes Technology Group PLC	1,436,100	9,001,045
Grainger Trust PLC	5,682,628	23,142,329
Harbour Energy PLC (a)	3,790,900	18,498,106
Hyve Group PLC (a)	7,233,042	9,926,332
Informa PLC (a)	3,001,186	22,702,087
J.D. Wetherspoon PLC (a)	1,885,700	22,895,555
Jet2 PLC (a)	1,347,200	23,993,033
John Wood Group PLC (a)	10,082,200	30,350,880
Luxfer Holdings PLC sponsored	1,078,459	18,420,080
Mears Group PLC (b)	7,921,714	20,915,802
On The Beach Group PLC (a)(e)	4,277,107	16,731,554
Reach PLC	4,590,310	16,202,773
Savills PLC	999,700	18,217,290
Tate & Lyle PLC	3,233,330	30,927,618
Ten Entertainment Group PLC (a)(b)	5,931,311	21,716,745
Ultra Electronics Holdings PLC	426,381	16,728,306
Vistry Group PLC	1,567,518	21,733,190
WH Smith PLC (a)	1,130,000	25,352,100
TOTAL UNITED KINGDOM		472,582,915
United States of America - 0.6%
Adtalem Global Education, Inc. (a)	704,700	20,732,274
TOTAL COMMON STOCKS (Cost $3,071,060,417)		3,465,045,691

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	44,857,573	44,866,545
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	7,964,844	7,965,641
TOTAL MONEY MARKET FUNDS (Cost $52,832,186)		52,832,186

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $3,123,892,603)	3,517,877,877
NET OTHER ASSETS (LIABILITIES) - 2.2%	79,241,198
NET ASSETS - 100.0%	3,597,119,075

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,964,282 or 6.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	73,879,832	218,772,097	247,785,384	8,654	4,759	(4,759)	44,866,545	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	6,261,744	48,806,136	47,102,239	66,883	-	-	7,965,641	0.0%
Total	80,141,576	267,578,233	294,887,623	75,537	4,759	(4,759)	52,832,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	-	13,053,277	-	-	-	4,575,534	17,628,811
Genesis Land Development Corp.	6,238,912	1,650,371	-	-	-	(622,320)	7,266,963
Mears Group PLC	21,465,698	-	-	-	-	(549,896)	20,915,802
Mincon Group PLC	19,187,958	50,947	-	13,302	-	(1,032,821)	18,206,084
Servcorp Ltd.	21,529,146	-	-	-	-	(4,237,155)	17,291,991
SomnoMed Ltd.	8,131,043	-	-	-	-	(1,854,436)	6,276,607
Ten Entertainment Group PLC	21,673,179	-	-	-	-	43,566	21,716,745
Vitzrocell Co. Ltd.	19,748,086	595,477	-	124,461	-	(2,864,054)	17,479,509
Total	117,974,022	15,350,072	-	137,763	-	(6,541,582)	126,782,512

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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